Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Scheduled of income tax benefit

	December 31, 2024	December 31, 2023	December 31, 2022
Computed expected benefit of income taxes	$(3,334,278)	$(1,569,648)	$(2,229,950)
Share-based compensation and permanent differences	2,396,981	693,895	1,220,577
Non-deductible interest expense	388,416	411,695	364,680
Expiry of tax credits	262,664	582,939	525,830
True up of prior year balances	(56,333)	671,947	(30,092)
Increase (decrease) in valuation allowance	342,550	(790,828)	148,955
Income tax provision	$—	$—	$—

Scheduled of net deferred income tax asset

Year Ended December 31,	2024	2023	2022
Net operating loss carried forward	$33,989,504	$32,358,315	$36,124,160
Tax rate	21%	21%	21%
Deferred income tax assets	7,137,796	6,795,246	7,586,074
Valuation allowance	(7,137,796)	(6,795,246)	(7,586,074)
Net deferred income tax asset	$—	$—	$—

Scheduled of operating loss carryforward

Expiry Date	United States $	Singapore $	Canada $	Total $
2025	1,304,000	—	—	1,304,000
2026	1,532,000	—	—	1,532,000
2027	1,480,000	—	—	1,480,000
2028	1,600,000	—	—	1,600,000
2029	1,723,000	—	—	1,723,000
2030	823,000	—	—	823,000
2031	1,747,000	—	—	1,747,000
2032	1,638,000	—	—	1,638,000
2033	1,403,000	—	—	1,403,000
2034	2,595,000	—	—	2,595,000
2035	1,619,000	—	—	1,619,000
2036	1,171,000	—	—	1,171,000
2037	928,000	—	—	928,000
2041	—	171,000	—	171,000
2042	—	529,000	3,000	532,000
2043	—	1,263,000	—	1,263,000
2044	—	1,087,000	2,000	1,089,000
Indefinite	11,371,000	—	—	11,371,000
	30,934,000	3,050,000	5,000	33,989,000